Provisions - Summary of classification of provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Non-Current	$ 33,058	$ 12,339
Current	3,910	4,133
Well plugging and abandonment [Member]
Disclosure of other provisions [line items]
Non-Current	31,026	12,191
Current	1,412	3,096
Environmental remediation [member]
Disclosure of other provisions [line items]
Non-Current	2,032	148
Current	2,484	936
Contingencies [Member]
Disclosure of other provisions [line items]
Current	$ 14	$ 101